Account Balances and Transactions with Affiliated Companies (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	¥ 253,312	¥ 252,708
Accounts payable and other payables	599,334	592,027
Net revenues	1,854,708	1,926,854	1,536,326
Purchases	¥ 4,289,583	¥ 4,020,138	¥ 3,785,284